LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Restricted Investments Note [Abstract]
Bank deposits	$ 83